Average Annual Total Returns - SA American Funds Asset Allocation Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years	Blended Index Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.40%			10.63%	Sep. 26, 2016	12.14%	10.27%	9.58%	14.73%	11.11%	10.02%	11.37%	7.51%	4.44%	3.84%	3.85%	18.40%	15.22%	13.88%	16.05%